Consolidated Statements of Financial Position € in Thousands, $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Current assets:
Cash and cash equivalents | €			€ 66,845	€ 44,509
Marketable securities | €	[1]		1,761	2,242
Short term deposits | €			8,113	6,446
Restricted cash | €				22,162
Receivable from concession project | €			1,491	1,463
Financial assets | €				1,418
Trade and other receivables | €			9,825	4,882
Total Current assests | €			88,035	83,122
Non-current assets
Investment in equity accounted investee | €			32,234	33,561
Advances on account of investments | €			2,423	883
Receivable from concession project | €			25,036	27,122
Fixed assets | €			264,095	114,389
Right-of-use asset | €			17,209	15,401
Intangible asset | €			4,604	5,042
Restricted cash and deposits | €			9,931	10,956
Deferred tax | €			3,605	2,285
Long term receivables | €			2,762	12,249
Derivatives | €			10,238	5,162
Total Non-current assets | €			372,137	227,050
Total assets | €			460,172	310,172
Current liabilities
Current maturities of long term bank loans | €			10,232	4,138
Current maturities of long term loans | €			4,021
Debentures | €			10,600	26,773
Trade payables | €			12,387	1,765
Other payables | €			7,912	5,010
Total current liabilities | €			45,152	37,686
Non-current liabilities
Lease liability | €			17,299	15,402
Long-term loans | €			134,520	40,805
Other long-term bank loans | €			49,396	48,377
Debentures | €			72,124	44,811
Deferred tax | €			7,806	6,467
Other long-term liabilities | €			513	1,795
Derivatives | €			8,336	7,263
Total Non-current liabilities | €			289,994	164,920
Total liabilities | €			335,146	202,606
Equity
Share capital | €			25,102	21,998
Share premium | €			82,401	64,160
Treasury shares | €			(1,736)	(1,736)
Transaction reserve with non-controlling Interests | €			6,106	6,106
Reserves | €			4,164	3,283
Retained earnings | €			8,191	12,818
Total equity attributed to shareholders of the Company | €			124,228	106,629
Non-Controlling Interest | €			798	937
Total equity | €			125,026	107,566
Total liabilities and equity | €			€ 460,172	€ 310,172
USD [Member]
Current assets:
Cash and cash equivalents | $		$ 82,004
Marketable securities | $		2,160
Short term deposits | $		9,953
Restricted cash | $
Receivable from concession project | $		1,829
Financial assets | $
Trade and other receivables | $		12,053
Total Current assests | $		107,999
Non-current assets
Investment in equity accounted investee | $		39,544
Advances on account of investments | $		2,972
Receivable from concession project | $		30,714
Fixed assets | $		323,987
Right-of-use asset | $		21,112
Intangible asset | $		5,648
Restricted cash and deposits | $		12,183
Deferred tax | $		4,423
Long term receivables | $		3,388
Derivatives | $		12,560
Total Non-current assets | $		456,531
Total assets | $		564,530
Current liabilities
Current maturities of long term bank loans | $		12,552
Current maturities of long term loans | $		4,933
Debentures | $		13,004
Trade payables | $		15,197
Other payables | $		9,706
Total current liabilities | $		55,392
Non-current liabilities
Lease liability | $		21,222
Long-term loans | $		165,027
Other long-term bank loans | $		60,598
Debentures | $		88,480
Deferred tax | $		9,576
Other long-term liabilities | $		629
Derivatives | $		10,226
Total Non-current liabilities | $		355,758
Total liabilities | $		411,150
Equity
Share capital | $		30,795
Share premium | $		101,088
Treasury shares | $		(2,130)
Transaction reserve with non-controlling Interests | $		7,491
Reserves | $		5,108
Retained earnings | $		10,049
Total equity attributed to shareholders of the Company | $		152,401
Non-Controlling Interest | $		979
Total equity | $		153,380
Total liabilities and equity | $		$ 564,530

[1]	During 2020, the Company invested in a traded Corporate Bond (rated BB+ by Moody's) with a coupon rate of 5.569%.